Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 91-1857900-003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 124,844,074	$ 111,343,949
EBP, Note Receivable from Participant	749,121	800,457
EBP, Noninterest-Bearing Cash	26,527	47,362
EBP, Asset	125,619,722	112,191,768
EBP, Accrued Expense	70	140
EBP, Liability	70	140
EBP, Net Asset Available for Benefit	125,619,652	112,191,628
Mutual Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	115,378,465	99,520,889
Common Collective Trust
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,570,103	6,204,289
Money Market Funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	368,595	233,450
EBP, Employer, Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 5,526,911	$ 5,385,321